Introduction and overview of Group's risk management - Exposure to foreign exchange risk (Details) - Foreign exchange risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Introduction and overview of Group's risk management
Net exposure	$ (214.5)	$ (297.3)
Trade receivables
Introduction and overview of Group's risk management
Net exposure	6.7	7.3
Deferred consideration
Introduction and overview of Group's risk management
Net exposure	71.5
Cash and cash equivalents
Introduction and overview of Group's risk management
Net exposure	14.3	20.4
Trade payables
Introduction and overview of Group's risk management
Net exposure	(1.5)	(5.3)
Borrowings
Introduction and overview of Group's risk management
Net exposure	$ (305.5)	$ (319.7)